Basis of preparation of the half-year financial statements and accounting policies (Details)	6 Months Ended
Jun. 30, 2026 categorie
Disclosure of initial application of standards or interpretations [line items]
Number of categories	5
Argentina
Disclosure of initial application of standards or interpretations [line items]
Cumulative consumer price inflation rate	100.00%
Turkey
Disclosure of initial application of standards or interpretations [line items]
Cumulative consumer price inflation rate	100.00%